Income Taxes - Changes in Net Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Net deferred tax liabilities at January 1,	$ 357	$ 453
Change in temporary differences	(72)	(90)
Translation differences	10	(6)
Net deferred tax liabilities at December 31,	$ 295	$ 357